Guarantee deposits	12 Months Ended
Dec. 31, 2018
Guarantee deposits
Guarantee deposits

11.  Guarantee deposits

An analysis of this caption at December 31, 2018, 2017 and 2016 is as follows:

	2018		2017		2016
Current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)	Ps.	729,899	Ps.	1,317,663	Ps.	1,145,913
Deposits for rental of flight equipment		1,220		17,178		14,155
Other guarantee deposits		59,516		18,052		7,141
		790,635		1,352,893		1,167,209
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)		5,765,122		5,631,304		5,951,831
Deposits for rental of flight equipment		531,261		441,110		589,804
Other guarantee deposits		41,113		25,838		18,243
		6,337,496		6,098,252		6,559,878
	Ps.	7,128,131	Ps.	7,451,145	Ps.	7,727,087